                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2686

                      RIVERSOURCE TAX-EXEMPT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 5/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

INTERMEDIATE TAX-EXEMPT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2008


RIVERSOURCE INTERMEDIATE TAX-
EXEMPT FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
CURRENT INCOME EXEMPT FROM FEDERAL
INCOME TAXES.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      6

Fund Expenses Example...............     11

Portfolio of Investments............     13

Financial Statements................     23

Notes to Financial Statements.......     26

Approval of Investment Management
   Services Agreement...............     39

Proxy Voting........................     41

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Intermediate Tax-Exempt Fund (the Fund) Class A shares gained
  0.94% (excluding sales charge) for the six months ended May 31, 2008.

> The Fund underperformed its benchmark, the Lehman Brothers 3-15 Year Blend
  Municipal Bond Index which rose 2.09% for the same period.

> The Fund underperformed the Lipper Intermediate Municipal Debt Funds Index representing the Fund's peer group, which advanced 1.44% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2008)
--------------------------------------------------------------------------------

                          6 months*    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------
RiverSource
  Intermediate
  Tax-Exempt Fund
  Class A (excluding
  sales charge)            +0.94%      +2.36%    +2.31%     +2.20%     +3.75%
------------------------------------------------------------------------------------
Lehman Brothers 3-15
  Year Blend Municipal
  Bond Index(1)
  (unmanaged)              +2.09%      +5.51%    +3.73%     +3.44%     +4.96%
------------------------------------------------------------------------------------
Lipper Intermediate
  Municipal Debt Funds
  Index(2)                 +1.44%      +3.86%    +3.06%     +2.76%     +4.14%
------------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 3.00% sales charge applicable to Class A shares of the Fund, which changed from 4.75% effective March 3, 2008, is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(1) The Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment grade fixed-rate municipal bonds with maturities of 2-17 years. The index is frequently used as a general performance measure of tax-exempt bonds with intermediate maturities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Intermediate Municipal Debt Funds Index includes the 30 largest intermediate municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
----------------------------------------


        DURATION
SHORT    INT.     LONG
         X                 HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
----------------------------------------

Weighted average life(1)          8.2 years
--------------------------------------------
Effective duration(2)             5.6 years
--------------------------------------------
Weighted average bond rating(3)   AA-
--------------------------------------------

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net expenses(a)
-------------------------------------------------------
Class A                  0.95%           0.94%
-------------------------------------------------------
Class B                  1.71%           1.70%
-------------------------------------------------------
Class C                  1.70%           1.69%
-------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.15% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B, 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1)
     WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 11/13/96)         +0.94%     +2.36%   +2.31%    +2.20%     +3.75%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)         +0.57%     +1.60%   +1.54%    +1.43%     +2.98%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          +0.57%     +1.60%   +1.54%    +1.44%       N/A        +3.23%
--------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 11/13/96)         -3.85%     -2.48%   +0.65%    +1.20%     +3.22%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)         -4.39%     -3.35%   +0.28%    +1.07%     +2.98%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -0.42%     +0.61%   +1.54%    +1.44%       N/A        +3.23%
--------------------------------------------------------------------------------------------------------

AT JUNE 30, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 11/13/96)         -0.22%     +1.77%   +1.80%    +2.09%     +3.61%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)         -0.40%     +1.01%   +1.03%    +1.32%     +2.83%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -0.40%     +1.01%   +1.04%    +1.32%       N/A        +3.05%
--------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 11/13/96)         -4.97%     -3.08%   +0.15%    +1.11%     +3.08%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)         -5.31%     -3.91%   -0.22%    +0.96%     +2.83%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -1.38%     +0.03%   +1.04%    +1.32%       N/A        +3.05%
--------------------------------------------------------------------------------------------------------

On March 3, 2008, the maximum sales charge for Class A shares changed from 4.75% to 3.00%. Class A share performance reflects the maximum sales charge of 4.75%, which was in effect at the beginning of all periods. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

  * Not annualized.
 ** For classes with less than 10 years performance.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholders,
RiverSource Intermediate Tax-Exempt Fund (the Fund) Class A shares (excluding sales charge) gained 0.94% for the six months ended May 31, 2008. The Fund underperformed the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman 3-15 Year Index), which rose 2.09% for the same period. The Fund also underperformed the Lipper Intermediate Municipal Debt Funds Index (Lipper Index), representing the Fund's peer group, which advanced 1.44% for the same time frame.

SIGNIFICANT PERFORMANCE FACTORS
The tax-exempt fixed income market experienced significant volatility during the six-month period. From December through February, the tax-exempt fixed income market materially underperformed Treasuries, as fallout from turmoil in the credit markets following turbulence in the subprime mortgage market and fears regarding liquidity spilled over into the municipal market. The fallout manifested itself in several ways during these months. A flight-to-quality toward Treasuries ensued as investors grew increasingly risk averse. Investors also grew concerned that the monoline insurers might be challenged to maintain their AAA ratings. Further, liquidity evaporated, as hedge funds and other leveraged municipal participants were forced to sell longer positions into an already distressed

TOP TEN STATES (at May 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

New York                                            19.1%
--------------------------------------------------------------
California                                           8.8%
--------------------------------------------------------------
Georgia                                              6.0%
--------------------------------------------------------------
North Carolina                                       5.3%
--------------------------------------------------------------
Michigan                                             4.6%
--------------------------------------------------------------
New Jersey                                           4.5%
--------------------------------------------------------------
Texas                                                4.4%
--------------------------------------------------------------
Massachusetts                                        4.0%
--------------------------------------------------------------
Minnesota                                            3.8%
--------------------------------------------------------------
Colorado                                             3.7%
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

market to meet margin calls. Plus, auction rate securities markets that typically supported the municipal bond market supply/demand imbalance did not offer this support during these months. The lack of support stemmed from Wall Street firms stepping away from the municipal bond market due to balance sheet pressures of their own. Finally, concerns heightened that the supply of new-issue municipal bonds might build up in March 2008 and beyond. February 2008 was the worst month on record for the municipal bond market in the history of municipal bond market performance, with the ratio of municipal bond yields to Treasury yields across the yield curve, or spectrum of maturities, reaching record high levels.
Then, as crossover buyers, new institutional buyers and individual buyers came into the market to take advantage of the potential excess supply, the increased demand generated by these buyers softened fears that the new-issue supply might not be absorbed. As a result, the ratio of municipal bond yields to Treasury yields was driven back down toward historical averages. The tax-exempt fixed income market rallied significantly from March through May, notably outperforming Treasuries during these months. Indeed, March through May generated the best relative performance for the tax-exempt fixed income market in over 25 years.
For the semiannual period overall, short-term tax-exempt yields declined as the Federal Reserve (the Fed) sought to strengthen liquidity and calm market fears by cutting the targeted federal funds rate five times during the period by a total of 2.50%.

QUALITY BREAKDOWN
(at May 31, 2008; % of portfolio assets excluding cash equivalents)
-----------------------------------------------------------------

AAA bonds                                           32.5%
--------------------------------------------------------------
AA bonds                                            30.4%
--------------------------------------------------------------
A bonds                                             16.2%
--------------------------------------------------------------
BBB bonds                                           14.0%
--------------------------------------------------------------
Non-investment grade bonds                           6.9%
--------------------------------------------------------------

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 8.8% of the bond portfolio assets were determined through internal analysis.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

Also, yields on municipal bonds with long-term maturity dates rose. As a result, the slope of the tax-exempt bond yield curve significantly steepened over the semiannual period.

Having a significant allocation to bonds rated BBB across a variety of sectors detracted from Fund results, as BBB-rated credits materially underperformed higher quality tax-exempt bonds for the semiannual period. Sizable exposure to health care bonds further hurt the Fund's results. Spreads widened in this sector, particularly among BBB-rated hospital credits, as it remained under pressure for most of the period. Among these pressures was the fact that Medicaid faces potential budget cuts in a slowing economy.

Significant exposure to bonds subject to the Alternative Minimum Tax (AMT) detracted from Fund results, as the spread between municipal bonds subject to the Alternative Minimum Tax and those that are not widened significantly during the six-month period. Sizable positions in airport and other transportation bonds and single family housing planned amortization class (PAC) bonds also hurt Fund performance during the period. Having only a modest allocation to the pre-refunded* sector further detracted from the Fund's results, for, as mentioned, higher quality sectors such as this outperformed lower quality sectors during the semiannual period.

CHANGES TO THE FUND'S PORTFOLIO
Overall, we sought to upgrade quality in the Fund's portfolio during the semiannual period. In implementing this strategy, when opportunities arose, we reduced the Fund's position in prepaid natural gas municipal bonds. These AA-rated bonds, which carry the backing of major investment firms, were impacted during the period more by concerns about these institutions' exposure to subprime mortgages, than by worries about the underlying fundamentals of the credits themselves.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Overall, we sought to upgrade quality in the Fund's portfolio during the semiannual period.

We also reduced the Fund's exposure to industrial development revenue and pollution control revenue bonds, as this lower-rated sector, also subject to AMT, underperformed. We redeployed the proceeds from these trades into AA-rated or AAA-rated state general obligation debt.

OUR FUTURE STRATEGY
At the end of May, we viewed the longer-term prospects for the tax-exempt bond market as attractive. However, for the near term, we believe the tax-exempt bond market may continue to be under pressure, as increased new issue supply, the unwinding of tender option bond programs**, the dysfunction of the auction rate securities market and headlines about the monoline insurers remain ongoing concerns. We intend to use any near-term weakness in the tax-exempt bond market as a buying opportunity, as we seek to continue to focus on higher quality municipal bonds. In particular, we expect to emphasize investment-grade essential service revenue bonds, such as public power and water and sewer issues, as well as state general obligation debt. We also expect to look for opportunities to add BBB-rated bonds on a select basis, as spreads in this sector were near all time wide levels at the end of the semiannual period. We intend to continue to have only modest exposure in the Fund to the high-yield sector of the tax-exempt bond market, as we believe high-yield municipal bond spreads will continue to widen over the months ahead in a slow economic growth environment. It is important to note here that it remains our ongoing policy to focus on the underlying credit quality of all municipal securities held in the Fund, including those wrapped with any bond insurance, with an emphasis on fundamentals and little reliance on

--------------------------------------------------------------------------------

           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

the insurers themselves as we make investment decisions.

We plan to keep duration moderately longer than the Lehman 3-Plus Index due to recent underperformance of the municipal market and our positive outlook going forward.

Consistent with the Fund's investment objective, we will maintain our emphasis on generating a high level of current income exempt from federal income taxes.

Catherine Stienstra
Portfolio Manager

  * Pre-refunded bonds, also known as advance refunding, is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are invested, usually in Treasury securities, which in turn are held in escrow collateralizing the first bond. Advance refunded bonds no long represent the credit risk profile of the original borrower, and given the high credit quality of the escrow account, they often increase in value - sometimes significantly.
 ** Tender option bond programs are programs in which investors effectively earn the fixed rates on long term bonds whose purchase is financed by paying something close to the Bond Market Association Municipal Swap Index rate. This leveraged trade, where investors borrow at low, short rates to earn significantly higher returns further out on the yield curve, is referred to as a "carry trade."

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                BEGINNING        ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                              DEC. 1, 2007    MAY 31, 2008    THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,009.40         $3.95            .79%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,020.93         $3.97            .79%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,005.70         $7.73           1.55%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,017.16         $7.77           1.55%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,005.70         $7.68           1.54%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,017.21         $7.72           1.54%
-------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended May 31, 2008: +0.94% for Class A, +0.57% for Class B and +0.57% for Class C.

--------------------------------------------------------------------------------

 12 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (96.1%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
ALASKA (0.7%)
State of Alaska
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  10-01-14                           5.00%          $500,000                $515,900
------------------------------------------------------------------------------------

ARIZONA (1.9%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
  02-02-15                           2.47            500,000(f)              470,000
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
  01-01-14                           5.00            500,000                 505,960
  01-01-18                           5.00            500,000                 499,225
                                                                     ---------------
Total                                                                      1,475,185
------------------------------------------------------------------------------------

CALIFORNIA (8.7%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
  08-01-30                           5.75            465,000                 472,287
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
  02-01-42                           5.50            480,000                 487,132
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
  08-01-17                           4.35            500,000                 479,925

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
CALIFORNIA (CONT.)
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
  11-01-23                           5.13%          $500,000                $454,955
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
  05-01-22                           5.00          1,000,000               1,048,590
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
  05-15-20                           5.00          1,000,000               1,010,510
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  03-01-16                           5.00            375,000                 383,483
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  08-01-13                           5.00            500,000                 522,805
San Diego Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FGIC)
  07-01-12                           3.70          2,000,000(h)            1,729,360
                                                                     ---------------
Total                                                                      6,589,047
------------------------------------------------------------------------------------

COLORADO (3.7%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-17                           4.80            500,000                 459,810

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  13

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
COLORADO (CONT.)
City of Aurora
Refunding Revenue Bonds
1st Lien
Series 2008A
  08-01-28                           4.75%          $600,000                $608,184
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
  06-01-23                           5.25            500,000                 504,875
North Range Metropolitan District #1
 Limited General Obligation Refunding Bonds
 Series 2007 (ACA)
  12-15-15                           5.00            365,000                 357,149
  12-15-17                           5.00            350,000                 334,131
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
  12-15-14                           5.50            555,000                 536,368
                                                                     ---------------
Total                                                                      2,800,517
------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (1.0%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  10-01-22                           4.75            750,000                 724,965
------------------------------------------------------------------------------------

FLORIDA (2.3%)
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
  05-01-10                           6.35            125,000                 124,481
Palm Beach County Health Facilities Authority
 Revenue Bonds
 Waterford Project
 Series 2007
  11-15-10                           4.65            400,000                 404,156
Sterling Hill Community Development District
 Special Assessment Bonds
 Series 2003B
  11-01-10                           5.50            190,000                 188,131

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
FLORIDA (CONT.)
Village Center Community Development District
 Recreational Revenue Bonds
 Sub Series 2003B
  01-01-18                           6.35%        $1,000,000              $1,032,110
                                                                     ---------------
Total                                                                      1,748,878
------------------------------------------------------------------------------------

GEORGIA (5.9%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                           4.40            500,000                 500,040
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
  01-01-16                           5.25          1,000,000               1,021,780
Main Street Natural Gas Incorporated
 Revenue Bonds
 Series 2008A
  07-15-22                           6.00          1,000,000               1,006,550
State of Georgia
 Unlimited General Obligation Bonds
 Series 2007G
  12-01-17                           5.00          1,750,000               1,952,108
                                                                     ---------------
Total                                                                      4,480,478
------------------------------------------------------------------------------------

ILLINOIS (1.6%)
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
  11-15-12                           5.50            500,000                 497,065
Illinois Municipal Electric Agency
 Refunding Revenue Bonds
 Series 2007C (FGIC)
  02-01-12                           5.00            720,000                 753,192
                                                                     ---------------
Total                                                                      1,250,257
------------------------------------------------------------------------------------

INDIANA (2.7%)
Indiana Municipal Power Agency
 Revenue Bonds
 Series 2003B (MBIA)
  01-01-11                           5.00          2,000,000               2,087,100
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)

IOWA (1.0%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
  06-01-17                           5.00%          $730,000                $732,095
------------------------------------------------------------------------------------

KANSAS (1.5%)
City of Olathe
 Special Obligation Tax Allocation Bonds
 West Village Center Project
 Series 2007
  03-01-10                           5.00            100,000                 101,518
City of Salina
 Improvement Refunding Revenue Bonds
 Salina Regional Health
 Series 2006
  10-01-22                           5.00            500,000                 506,760
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                           5.00            500,000                 501,305
                                                                     ---------------
Total                                                                      1,109,583
------------------------------------------------------------------------------------

LOUISIANA (0.7%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                           5.00            500,000                 517,970
------------------------------------------------------------------------------------

MASSACHUSETTS (3.9%)
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (FGIC)
  11-01-14                           5.50          2,000,000               2,248,920
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
  06-01-14                           5.45            750,000                 751,898
                                                                     ---------------
Total                                                                      3,000,818
------------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)

MICHIGAN (4.5%)
Grand Valley State University
 Revenue Bonds
 Series 2007A (AMBAC)
  12-01-16                           4.00%          $400,000                $402,988
  12-01-17                           4.00            250,000                 249,490
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
  10-01-20                           5.00          1,500,000               1,570,680
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
  12-01-28                           5.50            480,000                 484,714
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
  12-01-19                           4.75            750,000                 727,620
                                                                     ---------------
Total                                                                      3,435,492
------------------------------------------------------------------------------------

MINNESOTA (3.7%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008
  10-01-18                           4.00            225,000(i)              221,378
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
  02-01-14                           5.75          1,000,000               1,066,140
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA)
  11-15-22                           5.00          1,025,000               1,057,728

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  15

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
MINNESOTA (CONT.)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
  05-15-23                           5.25%          $500,000                $489,845
                                                                     ---------------
Total                                                                      2,835,091
------------------------------------------------------------------------------------

MISSOURI (3.2%)
City of Kansas City
 Tax Allocation Bonds
 Kansas City MainCor Project
 Series 2007A
  03-01-12                           5.00            625,000                 627,925
Missouri State Highways & Transit Commission
 Revenue Bonds
 2nd Lien
 Series 2007
  05-01-17                           5.00          1,000,000               1,103,080
St. Louis Industrial Development Authority
 Revenue Bonds
 Friendship Village West Community
 Series 2007A
  09-01-10                           5.00            700,000                 712,929
                                                                     ---------------
Total                                                                      2,443,934
------------------------------------------------------------------------------------

MONTANA (0.6%)
Montana Board of Housing
 Revenue Bonds
 Single Family Mortgage
 Series 2006C-2 A.M.T.
  12-01-37                           5.75            470,000                 480,020
------------------------------------------------------------------------------------

NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
  05-01-21                           4.75            500,000                 481,280
------------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)

NEW JERSEY (4.4%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
  06-15-18                           5.63%        $1,000,000                $997,320
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
  07-01-20                           5.00          1,050,000               1,070,234
State of New Jersey
 Certification of Participation
 Equipment Lease Purchase Agreement
 Series 2008A
  06-15-23                           5.00          1,000,000               1,018,159
Tobacco Settlement Financing Corporation
 Prerefunded Revenue Bonds
 Series 2003
  06-01-41                           7.00            225,000                 263,646
                                                                     ---------------
Total                                                                      3,349,359
------------------------------------------------------------------------------------

NEW YORK (18.8%)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-19                           5.50          1,600,000               1,728,912
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002B (MBIA)
  07-01-13                           5.50          2,250,000               2,499,998
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                           5.00            750,000                 800,460
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                           5.00            500,000                 512,965

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
NEW YORK (CONT.)
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
  01-01-21                           5.50%          $500,000                $512,430
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
  03-15-15                           4.10          1,160,000               1,168,166
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (FGIC)
  01-01-23                           5.00          1,500,000               1,586,550
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2007A
  01-01-13                           5.00          1,500,000               1,619,595
New York State Urban Development Corporation
 Revenue Bonds
 Series 2002C
  01-01-11                           5.00          1,375,000               1,451,340
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
  12-01-12                           5.00            785,000                 823,088
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25            250,000(d)              251,533
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-19                           5.50          1,250,000               1,322,638
                                                                     ---------------
Total                                                                     14,277,675
------------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)

NORTH CAROLINA (5.3%)
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
  01-01-10                           5.50%        $1,000,000              $1,032,750
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006-26A A.M.T.
  01-01-38                           5.50            250,000                 253,450
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
  01-01-11                           5.50            510,000                 537,968
  01-01-12                           5.50          1,000,000               1,066,820
State of North Carolina
 Unlimited General Obligation Refunding Bonds
 Series 2005B
  04-01-17                           5.00          1,000,000               1,111,510
                                                                     ---------------
Total                                                                      4,002,498
------------------------------------------------------------------------------------

NORTH DAKOTA (1.0%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-15                           5.25            750,000                 772,763
------------------------------------------------------------------------------------

OHIO (3.4%)
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
  01-01-11                           5.50          2,000,000               2,114,779
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-21                           5.25            500,000                 498,590
                                                                     ---------------
Total                                                                      2,613,369
------------------------------------------------------------------------------------

PUERTO RICO (2.4%)(e)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
  07-01-21                           5.25            375,000                 376,226

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  17

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
PUERTO RICO (CONT.)
Commonwealth of Puerto Rico
Unlimited General Obligation Public Improvement Bonds
Series 2006A
  07-01-24                           5.25%          $375,000                $375,716
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25            500,000                 552,985
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
  07-01-19                           5.00            500,000                 498,085
                                                                     ---------------
Total                                                                      1,803,012
------------------------------------------------------------------------------------

SOUTH CAROLINA (0.3%)
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                           6.00            237,391                 236,650
------------------------------------------------------------------------------------

TENNESSEE (2.3%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006 (XLCA)
  12-15-12                           5.00            500,000                 500,050
  12-15-17                           5.00            500,000                 482,410
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                           5.25            750,000                 750,345
                                                                     ---------------
Total                                                                      1,732,805
------------------------------------------------------------------------------------

TEXAS (4.3%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
  02-15-19                           5.00          2,000,000               2,094,560

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
TEXAS (CONT.)
Tarrant County Cultural Education Facilities Finance
 Corporation
 Revenue Bonds
 Buckner Retirement Services Project
 Series 2007
  11-15-11                           5.00%          $750,000                $771,788
Waco Educational Financing Authority
 Refunding Revenue Bonds
 Baylor University
 Series 2008C
  03-01-28                           5.00            400,000                 410,216
                                                                     ---------------
Total                                                                      3,276,564
------------------------------------------------------------------------------------

VIRGINIA (0.7%)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
  06-01-26                           5.50            500,000                 553,995
------------------------------------------------------------------------------------

WASHINGTON (2.7%)
Ocean Shores Local Improvement District
 Special Assessment
 B.A.N. # 2007-1
 Series 2008
  08-01-11                           5.00          1,000,000               1,006,190
State of Washington
 Unlimited General Obligation Bonds
 Series 2008-D
  01-01-20                           5.00          1,000,000               1,074,000
                                                                     ---------------
Total                                                                      2,080,190
------------------------------------------------------------------------------------

WISCONSIN (2.3%)
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Ministry Health
 Series 2004 (FSA)
  08-01-27                           5.00          1,750,000               1,766,257
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $73,155,621)                                                      $73,173,747
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL NOTES (2.2%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,G)                        YIELD        MATURITY                   VALUE(A)
ALASKA (1.0%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2001
  12-01-29                           0.84%          $810,000                $810,000
------------------------------------------------------------------------------------

LOUISIANA (0.8%)
Parish of East Baton Rouge
 Refunding Revenue Bonds
 Exxon Project
 V.R.D.N. Series 1993
  03-01-22                           0.84            575,000                 575,000
------------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,G)                        YIELD        MATURITY                   VALUE(A)

TENNESSEE (0.4%)
Montgomery County Public Building
 Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
  02-01-36                           1.25%          $300,000                $300,000
------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,685,000)                                                        $1,685,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $74,840,621)(j)                                                   $74,858,747
====================================================================================

INVESTMENTS IN DERIVATIVES
INTEREST RATE SWAP CONTRACTS OUTSTANDING AT MAY 31, 2008

                                                      FUND                                NOTIONAL
                                 FLOATING          PAY/RECEIVE    FIXED    EXPIRATION     PRINCIPAL    UNREALIZED
COUNTERPARTY                    RATE INDEX        FLOATING RATE   RATE        DATE         AMOUNT     APPRECIATION
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special    2-year Municipal            Pay        3.00%   June 12, 2008   $900,000      $17,879
   Financing               Market Data Index
                           AAA Municipal Yields
                           as determined on
                           June 12, 2008
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special    2-year Municipal            Pay        2.95    June 13, 2008    900,000       16,573
   Financing               Market Data Index
                           AAA Municipal Yields
                           as determined on
                           June 13, 2008
------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $34,452
------------------------------------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  19

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax - At May 31, 2008, the value of
               securities subject to alternative minimum tax represented
               13.9% of net assets
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the value of these securities amounted to $251,533 or 0.3% of net assets.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.4% of net assets at May 31, 2008.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

--------------------------------------------------------------------------------

 20 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

(i) At May 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $222,812. See Note 1 to the financial statements.

(j) At May 31, 2008, the cost of securities for federal income tax purposes was approximately $74,841,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $982,000
Unrealized depreciation                                              (964,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                           $18,000
-----------------------------------------------------------------------------

FAIR VALUE MEASUREMENT
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2008:

                                                FAIR VALUE AT MAY 31, 2008
                              --------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER         LEVEL 3
                                 IN ACTIVE        SIGNIFICANT    SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS      INPUTS          INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Investments in securities               $--       $74,858,747           $--      $74,858,747
Other financial
  instruments*                           --            34,452            --           34,452
--------------------------------------------------------------------------------------------
Total                                   $--       $74,893,199           $--      $74,893,199
--------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  21

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $74,840,621)           $74,858,747
Cash                                                                201,521
Capital shares receivable                                           323,957
Interest receivable                                               1,129,784
Receivable for investment securities sold                            10,275
Unrealized appreciation on swap contracts                            34,452
---------------------------------------------------------------------------
Total assets                                                     76,558,736
---------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    14,018
Capital shares payable                                              125,076
Payable for investment securities purchased                         222,812
Accrued investment management services fees                             807
Accrued distribution fees                                            16,214
Accrued transfer agency fees                                             41
Accrued administrative services fees                                    145
Other accrued expenses                                               26,635
---------------------------------------------------------------------------
Total liabilities                                                   405,748
---------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $76,152,988
===========================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $   146,907
Additional paid-in capital                                       76,164,180
Undistributed net investment income                                     679
Accumulated net realized gain (loss)                               (211,356)
Unrealized appreciation (depreciation) on investments                52,578
---------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $76,152,988
===========================================================================

Net assets applicable to outstanding shares:  Class A                          $67,957,684
                                              Class B                          $ 5,961,744
                                              Class C                          $ 2,233,560
Net asset value per share of outstanding      Class A
   capital stock:                             shares(1)           13,108,336   $      5.18
                                              Class B shares       1,151,081   $      5.18
                                              Class C shares         431,242   $      5.18
==========================================================================================

(1) The maximum offering price per share for Class A is $5.34. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $1,580,380
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                146,430
Distribution fees
   Class A                                                          82,918
   Class B                                                          31,870
   Class C                                                          11,921
Transfer agency fees
   Class A                                                          24,717
   Class B                                                           2,564
   Class C                                                             943
Administrative services fees                                        26,282
Compensation of board members                                          721
Custodian fees                                                       6,140
Printing and postage                                                 6,278
Registration fees                                                   16,447
Professional fees                                                    8,806
Other                                                                2,751
--------------------------------------------------------------------------
Total expenses                                                     368,788
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (39,280)
   Earnings and bank fee credits on cash balances                   (1,309)
--------------------------------------------------------------------------
Total net expenses                                                 328,199
--------------------------------------------------------------------------
Investment income (loss) -- net                                  1,252,181
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                             6,900
   Futures contracts                                              (238,249)
   Swap transactions                                               162,356
--------------------------------------------------------------------------
Net realized gain (loss) on investments                            (68,993)
Net change in unrealized appreciation (depreciation) on
   investments                                                    (384,455)
--------------------------------------------------------------------------
Net gain (loss) on investments                                    (453,448)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $  798,733
==========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
                                                          MAY 31, 2008         YEAR ENDED
                                                             (UNAUDITED)    NOV. 30, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $   1,252,181      $  2,815,540
Net realized gain (loss) on investments                        (68,993)          190,872
Net change in unrealized appreciation (depreciation)
   on investments                                             (384,455)       (1,965,616)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  798,733         1,040,796
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (1,133,873)       (2,491,891)
      Class B                                                  (85,516)         (232,262)
      Class C                                                  (32,113)          (91,390)
-----------------------------------------------------------------------------------------
Total distributions                                         (1,251,502)       (2,815,543)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                           19,824,454         9,719,561
   Class B shares                                              364,945           791,364
   Class C shares                                              148,823           222,361
Reinvestment of distributions at net asset value
   Class A shares                                              980,401         2,103,220
   Class B shares                                               75,876           201,869
   Class C shares                                               28,463            83,181
Payments for redemptions
   Class A shares                                          (16,957,671)      (25,033,387)
   Class B shares                                           (1,217,185)       (4,120,819)
   Class C shares                                             (742,731)       (1,309,924)
   Class Y shares                                                  N/A            (1,254)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                              2,505,375       (17,343,828)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      2,052,606       (19,118,575)
Net assets at beginning of period                           74,100,382        93,218,957
-----------------------------------------------------------------------------------------
Net assets at end of period                              $  76,152,988      $ 74,100,382
=========================================================================================
Undistributed net investment income                      $         679      $         --
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MAY 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Intermediate Tax-Exempt Fund (the Fund) is a series of RiverSource Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership. Effective March 3, 2008, Class B shares were closed to new investors and new purchases.

-  Class C shares may be subject to a CDSC.

At June 9, 2007, all Class Y shares were liquidated.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of

--------------------------------------------------------------------------------

 26 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2008, the Fund has outstanding when-issued securities of $222,812.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At May 31, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  27

FUTURES TRANSACTIONS

To gain exposure or to protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At May 31, 2008, the Fund had no outstanding futures contracts.

INTEREST RATE SWAP TRANSACTIONS

The Fund may enter into interest rate swap agreements to produce incremental earnings or to gain exposure to or protect itself from market changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ interest rate swaps to synthetically add or subtract principal exposure to the municipal market.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered.

INVERSE FLOATER PROGRAM TRANSACTIONS

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts

--------------------------------------------------------------------------------

 28 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The Fund's bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at May 31, 2008, are presented in the Portfolio of Investments. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At May 31, 2008, there were no short-term floating rate notes outstanding.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  29

FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of May 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager), determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.39% to 0.25% annually as the Fund's assets increase. The management fee for the six months ended May 31, 2008 was 0.39% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended May 31, 2008 was 0.07% of the Fund's average daily net assets.

OTHER FEES

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2008, other expenses paid to this company were $120.

COMPENSATION OF BOARD MEMBERS

Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  31

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

DISTRIBUTION FEES

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

SALES CHARGES

Sales charges received by the Distributor for distributing Fund shares were $31,121 for Class A, $2,673 for Class B and $154 for Class C for the six months ended May 31, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES

For the six months ended May 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) were as follows:

Class A.....................................................    0.79%
Class B.....................................................    1.55
Class C.....................................................    1.54

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A.....................................................    $4,863
Class B.....................................................       466
Class C.....................................................       234

The management fees waived/reimbursed at the Fund level were $33,717.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed the following percentage of the Fund's average daily net assets:

Class A.....................................................    0.79%
Class B.....................................................    1.55
Class C.....................................................    1.54

--------------------------------------------------------------------------------

 32 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

EARNINGS AND BANK FEE CREDITS

During the six months ended May 31, 2008, the Fund's custodian and transfer agency fees were reduced by $1,309 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $15,030,077 and $11,994,259, respectively, for the six months ended May 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED MAY 31, 2008
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                    3,824,488      188,690      (3,258,961)         754,217
Class B                       69,985       14,606        (233,466)        (148,875)
Class C                       28,537        5,479        (142,077)        (108,061)
---------------------------------------------------------------------------------------

                                             YEAR ENDED NOV. 30, 2007
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                    1,855,193      401,241      (4,772,552)      (2,516,118)
Class B                      151,412       38,531        (788,252)        (598,309)
Class C                       42,415       15,879        (249,709)        (191,415)
Class Y                           --           --            (243)            (243)
---------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended May 31, 2008.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  33

6. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $177,579 at Nov. 30, 2007, that if not offset by capital gains will expire in 2014. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

 34 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  35

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,            2008(J)           2007           2006           2005           2004
Net asset value, beginning of period      $5.22          $5.33          $5.29          $5.39          $5.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09(b)         .19(b)         .17            .17            .16
Net gains (losses) (both realized and
 unrealized)                               (.04)          (.12)           .07           (.08)          (.02)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .05            .07            .24            .09            .14
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)          (.18)          (.17)          (.16)          (.16)
Distributions from realized gains            --             --           (.03)          (.03)          (.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.09)          (.18)          (.20)          (.19)          (.18)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.18          $5.22          $5.33          $5.29          $5.39
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $68            $65            $79           $102           $126
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(d)                           .89%(e)        .95%           .92%           .93%           .89%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(d),(f),(g)                       .79%(e)        .80%           .79%           .87%           .88%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(c)                               .89%(e)        .94%           .92%           .93%           .89%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(f),(g)                           .79%(e)        .79%           .79%           .87%           .88%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.42%(e)       3.53%          3.32%          3.04%          2.91%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     16%            53%            35%            16%            25%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .94%(i)       1.46%          4.72%          1.73%          2.64%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended May 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended May 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended Nov. 30,           2008(j)            2007           2006           2005           2004
Net asset value, beginning of period      $5.22          $5.32          $5.28          $5.39          $5.42
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07(b)         .14(b)         .13            .12            .12
Net gains (losses) (both realized and
 unrealized)                               (.04)          (.09)           .07           (.08)          (.01)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .03            .05            .20            .04            .11
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.15)          (.13)          (.12)          (.12)
Distributions from realized gains            --             --           (.03)          (.03)          (.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.07)          (.15)          (.16)          (.15)          (.14)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.18          $5.22          $5.32          $5.28          $5.39
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $6             $7            $10            $17            $23
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(d)                          1.65%(e)       1.71%          1.69%          1.68%          1.64%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(d),(f),(g)                      1.55%(e)       1.55%          1.55%          1.63%          1.64%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(c)                              1.65%(e)       1.70%          1.69%          1.68%          1.64%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(f),(g)                          1.55%(e)       1.55%          1.55%          1.63%          1.64%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              2.69%(e)       2.76%          2.54%          2.28%          2.14%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     16%            53%            35%            16%            25%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .57%(i)        .88%          3.93%           .78%          2.05%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended May 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended May 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  37

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED NOV. 30,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $5.22          $5.32          $5.28          $5.39          $5.42
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07(b)         .15(b)         .13            .13            .12
Net gains (losses) (both realized and
 unrealized)                               (.04)          (.10)           .07           (.09)          (.01)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .03            .05            .20            .04            .11
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.15)          (.13)          (.12)          (.12)
Distributions from realized gains            --             --           (.03)          (.03)          (.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.07)          (.15)          (.16)          (.15)          (.14)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.18          $5.22          $5.32          $5.28          $5.39
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $2             $3             $4             $6             $9
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(d)                          1.65%(e)       1.70%          1.69%          1.69%          1.64%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(d),(f),(g)                      1.54%(e)       1.55%          1.55%          1.62%          1.63%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(c)                              1.65%(e)       1.69%          1.69%          1.69%          1.64%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(f),(g)                          1.54%(e)       1.54%          1.55%          1.62%          1.63%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              2.69%(e)       2.77%          2.55%          2.29%          2.16%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     16%            53%            35%            16%            25%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .57%(i)        .88%          3.93%           .79%          2.06%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended May 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended May 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance, although somewhat weaker than previous years, reflected the interrelationship of particularly volatile market conditions with the investment strategies employed by the portfolio management team.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the

--------------------------------------------------------------------------------

 40 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2008 SEMIANNUAL REPORT  41

     RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6324 N (7/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

TAX-EXEMPT BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2008


RIVERSOURCE TAX-EXEMPT BOND FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
AS MUCH CURRENT INCOME EXEMPT FROM
FEDERAL INCOME TAXES AS POSSIBLE
WITH ONLY MODEST RISK TO THE
SHAREHOLDER'S INVESTMENTS.

                                                         (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     31

Notes to Financial Statements.......     34

Approval of Investment Management
   Services Agreement...............     47

Proxy Voting........................     49

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Tax-Exempt Bond Fund (the Fund) Class A shares gained 0.68%
  (excluding sales charge) for the six months ended May 31, 2008.

> The Fund underperformed its benchmark, the Lehman Brothers 3-Plus Year
  Municipal Bond Index, which rose 1.25% for the same period.

> The Fund outperformed the Lipper General Municipal Debt Funds Index, representing the Fund's peer group, which advanced 0.57% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2008)
--------------------------------------------------------------------------------

                             6 months*   1 year   3 years   5 years   10 years
-----------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond
  Fund Class A (excluding
  sales charge)               +0.68%     +1.90%   +2.48%    +2.60%    +3.97%
-----------------------------------------------------------------------------------
Lehman Brothers 3-Plus Year
  Municipal Bond Index(1)
  (unmanaged)                 +1.25%     +3.63%   +3.49%    +3.77%    +5.21%
-----------------------------------------------------------------------------------
Lipper General Municipal
  Debt Funds Index(2)         +0.57%     +1.42%   +2.82%    +3.23%    +4.29%
-----------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------

 2 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


        DURATION
SHORT    INT.     LONG
                  X        HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
----------------------------------------

Weighted average life(1)          14.1 years
--------------------------------------------
Effective duration(2)              7.7 years
--------------------------------------------
Weighted average bond rating(3)          AA-
--------------------------------------------

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net Expenses(a)
-------------------------------------------------------
Class A                  0.94%           0.91%
-------------------------------------------------------
Class B                  1.69%           1.66%
-------------------------------------------------------
Class C                  1.69%           1.66%
-------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.12% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B, and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

--------------------------------------------------------------------------------

                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 11/24/76)         +0.68%     +1.90%   +2.48%    +2.60%     +3.97%        N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          +0.31%     +1.13%   +1.71%    +1.82%     +3.18%        N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          +0.58%     +1.14%   +1.80%    +1.88%       N/A       +3.93%
--------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 11/24/76)         -4.13%     -2.93%   +0.87%    +1.60%     +3.44%        N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -4.62%     -3.76%   +0.46%    +1.49%     +3.18%        N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -0.41%     +0.16%   +1.80%    +1.88%       N/A       +3.93%
--------------------------------------------------------------------------------------------------------

AT JUNE 30, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 11/24/76)         -0.65%     +1.09%   +1.86%    +2.47%     +3.80%        N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -1.02%     +0.33%   +1.09%    +1.70%     +3.02%        N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -0.75%     +0.60%   +1.10%    +1.76%       N/A       +3.72%
--------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 11/24/76)         -5.41%     -3.73%   +0.19%    +1.47%     +3.27%        N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -5.89%     -4.52%   -0.15%    +1.37%     +3.02%        N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -1.73%     -0.37%   +1.10%    +1.76%       N/A       +3.72%
--------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

  * Not annualized.
 ** For classes with less than 10 years performance.

--------------------------------------------------------------------------------

 4 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholders,
RiverSource Tax-Exempt Bond Fund (the Fund) Class A shares gained 0.68% (excluding sales charge) for the six months ended May 31, 2008. The Fund underperformed the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), which rose 1.25% for the same period. However, the Fund outperformed the Lipper General Municipal Debt Funds Index, representing the Fund's peer group, which advanced 0.57% for the same time frame.

SIGNIFICANT PERFORMANCE FACTORS
The tax-exempt fixed income market experienced significant volatility during these six months. From December through February, the tax-exempt fixed income market materially underperformed Treasuries, as fallout from turmoil in the credit markets following turbulence in the subprime mortgage market and fears regarding liquidity spilled over into the municipal market. The fallout manifested itself in several ways during these months. A flight-to-quality toward Treasuries ensued as investors grew increasingly risk averse. Investors also grew concerned that the monoline insurers might be challenged to maintain their AAA ratings. Further, liquidity evaporated, as hedge funds and other leveraged municipal participants were forced to sell longer positions into an already distressed market to meet margin calls. Plus, auction rate securities markets that typically supported the municipal bond market supply/demand imbalance did not offer this support during these months. The lack of support stemmed from Wall Street firms stepping away from the municipal bond market due to balance sheet pressures of their own. Finally, concerns

TOP TEN STATES/TERRITORIES (at May 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

California                                          15.2%
--------------------------------------------------------------
New York                                            10.1%
--------------------------------------------------------------
Puerto Rico                                          9.2%
--------------------------------------------------------------
Texas                                                7.8%
--------------------------------------------------------------
Illinois                                             7.6%
--------------------------------------------------------------
Louisiana                                            4.8%
--------------------------------------------------------------
Michigan                                             4.5%
--------------------------------------------------------------
Massachusetts                                        4.3%
--------------------------------------------------------------
Washington                                           2.7%
--------------------------------------------------------------
Minnesota                                            2.7%
--------------------------------------------------------------

--------------------------------------------------------------------------------

                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

heightened that the supply of new-issue municipal bonds might build up in March 2008 and beyond. February 2008 was the worst month on record for the municipal bond market, with the ratio of municipal bond yields to Treasury yields across the yield curve, or spectrum of maturities, reaching record high levels.
Then, as crossover buyers, new institutional buyers and individual buyers came into the market to take advantage of the potential excess supply, the increased demand generated by these buyers softened fears that the new-issue supply might not be absorbed. As a result, the ratio of municipal bond yields to Treasury yields was driven back down toward historical averages. The tax-exempt fixed income market rallied significantly from March through May, notably outperforming Treasuries during these months. Indeed, March through May generated the best relative performance for the tax-exempt fixed income market in over 25 years.
For the semiannual period overall, short-term tax-exempt yields declined as the Federal Reserve (the Fed) sought to strengthen liquidity and calm market fears by cutting the targeted federal funds rate five times during the period by a total of 2.50%. Also, demand from money market funds increased as longer-dated municipal bond yields rose. All told, then, the slope of the tax-exempt bond yield curve significantly steepened over the semiannual period.

QUALITY BREAKDOWN
(at May 31, 2008; % of portfolio assets excluding cash equivalents and equities)
-----------------------------------------------------------------

AAA bonds                                           44.7%
--------------------------------------------------------------
AA bonds                                            22.2%
--------------------------------------------------------------
A bonds                                             17.1%
--------------------------------------------------------------
BBB bonds                                           13.9%
--------------------------------------------------------------
Non-investment grade bonds                           0.6%
--------------------------------------------------------------
Non-rated bonds                                      1.5%
--------------------------------------------------------------

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.9% of the bond portfolio assets were determined through internal analysis.

--------------------------------------------------------------------------------

 6 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Having sizable allocations to state general obligation debt and to the pre-refunded sector helped the Fund's results, as higher quality sectors such as these outperformed lower quality sectors during the semiannual period.

As long-term municipal bond yields rose and short-term municipal bond yields fell during the semiannual period, the Fund benefited from the yield curve steepening bias we implemented in December and January. Another positive contributing factor to the Fund's performance during this period was effective bond selection within the non-enhanced municipal tobacco bond sector, which more than offset the detracting effect of having a significant allocation to this sector as spreads widened.

Having sizable allocations to state general obligation debt and to the pre-refunded* sector helped the Fund's results, as higher quality sectors such as these outperformed lower quality sectors during the semiannual period. Further boosting Fund results relative to the Lehman 3-Plus Index was having only modest exposure to high-yield and non-investment grade municipal bonds as these lower quality sectors of the market underperformed.

Conversely, having a significant allocation to bonds rated BBB across a variety of sectors detracted from Fund results, as BBB-rated credits materially underperformed higher quality tax-exempt bonds for the semiannual period. Sizable exposure to health care bonds further hurt the Fund's results. Spreads widened in this sector, particularly among BBB-rated hospital credits, as it remained under pressure for most of the period. Among these pressures was the fact that Medicaid faces potential budget cuts in a slowing economy.

CHANGES TO THE FUND'S PORTFOLIO
Overall, we sought to upgrade quality in the Fund's portfolio during the semiannual period. In implementing this strategy, we reduced the Fund's

--------------------------------------------------------------------------------

                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

position in state general obligation debt of California, given our view that spreads on these bonds would widen further over the near term as the state's economy as a whole and its real estate market in particular remain under pressure. When opportunities arose, we also reduced the Fund's position in prepaid natural gas municipal bonds. Though a AA/A-rated sector, these bonds, which carry the backing of major investment firms, were impacted during the period by the broad brush of concern regarding these institutions and their exposure to subprime mortgages more than by worries about the underlying fundamentals of the credits themselves. We also reduced the Fund's exposure to tender option bond programs,** as they became less profitable to hold when short rates rose from the fallout of the auction rate market securities in February and continued downgrades of certain monoline insurers.

We redeployed the proceeds from these trades into higher quality school district general obligation bonds, select hospital credits, and investment-grade essential service revenue bonds, such as public power and water and sewer issues. We feel these sectors may enable the Fund to potentially pick up incremental yield without taking on significant risk, as they tend to be less economically sensitive.

OUR FUTURE STRATEGY
At the end of May, we viewed the longer-term prospects for the tax-exempt bond market as attractive. However, for the near term, we believe the tax-exempt bond market may be under pressure, as increased new issue supply, the unwinding of tender option bond programs, the dysfunction of the auction rate securities market and headlines about the monoline insurers remain ongoing concerns. We intend to use any near-term weakness in the tax-exempt bond market as a buying opportunity, as we seek to continue to focus on higher quality municipal bonds. In particular, we expect to emphasize investment-grade essential service revenue bonds. We also expect to look for opportunities to add BBB-rated bonds on a select basis, as spreads in this sector were at all-time wide levels at the end of the semiannual period. We intend to continue to have only modest exposure in the Fund to the high-yield sector of the tax-exempt bond market, as we believe high-yield municipal bond spreads will continue to widen over the months ahead in a slow economic growth environment. It is important to note here that it remains our ongoing policy to focus on the underlying

--------------------------------------------------------------------------------

 8 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

credit quality of all municipal securities held in the Fund, including those wrapped with any bond insurance, with an emphasis on fundamentals and little reliance on the insurers themselves as we make investment decisions.

We plan to keep duration moderately longer than the Lehman 3-Plus Index due to recent underperformance of the municipal market and our positive outlook going forward.

Consistent with the Fund's investment objective, we will maintain our emphasis on generating as much current income exempt from federal income taxes as possible with only modest risk.

Catherine Stienstra
Portfolio Manager

* Pre-refunded bonds, also known as advance refunding, is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Advance refunded bonds no long represent the credit risk profile of the original borrower, and given the high credit quality of the escrow account they often increase in value - sometimes significantly.
** Tender option bond programs are programs in which investors effectively earn the fixed rates on long term bonds whose purchase is financed by paying something close to the Bond Market Association Municipal Swap Index rate. This leveraged trade, where investors borrow at low short rates to earn significantly higher returns further out on the yield curve, is referred to as a "carry trade."

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       ANNUALIZED
                             DEC. 1, 2007    MAY 31, 2008    THE PERIOD(A)   EXPENSE RATIO(B)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
   Actual(c)                    $1,000         $1,006.80         $4.44             .89%
---------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.44         $4.47             .89%
---------------------------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------------------------
   Actual(c)                    $1,000         $1,003.10         $8.17            1.64%
---------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.71         $8.22            1.64%
---------------------------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------------------------
   Actual(c)                    $1,000         $1,005.80         $8.18            1.64%
---------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.71         $8.22            1.64%
---------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class
     C. See note 1 to the financial statements.
(c) Based on the actual return for the six months ended May 31, 2008: +0.68% for Class A, +0.31% for Class B and +0.58% for Class C.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (95.9%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
ALABAMA (0.6%)
City of Birmingham
 Unlimited General Obligation Refunding Warrants
 Series 2003A (AMBAC)
  06-01-13                           5.25%       $1,755,000              $1,906,404
County of Jefferson
 Revenue Bonds
 Series 2004A
  01-01-23                           5.25         1,500,000               1,403,205
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
  03-01-21                           5.13         1,000,000                 980,210
                                                                    ---------------
Total                                                                     4,289,819
-----------------------------------------------------------------------------------

ARIZONA (1.5%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
  02-02-15                           2.47         2,000,000(i)            1,880,000
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
  07-01-23                           5.38         2,500,000               2,547,900
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
  01-01-19                           5.00           755,000                 747,631
  01-01-20                           5.00           580,000                 570,964
  01-01-21                           5.00         1,000,000                 974,440

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
ARIZONA (CONT.)
Salt Verde Financial Corporation
 Revenue Bonds
 Series 2007
  12-01-32                           5.00%       $4,000,000              $3,598,640
                                                                    ---------------
Total                                                                    10,319,575
-----------------------------------------------------------------------------------

ARKANSAS (0.2%)
Arkansas Development Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2003A (GNMA/FNMA)
  07-01-34                           4.90         1,310,000               1,341,820
-----------------------------------------------------------------------------------

CALIFORNIA (15.3%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
  08-15-20                           6.13         1,000,000               1,035,540
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA)
  02-01-33                           4.75         1,655,000               1,650,118
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
  04-01-31                           5.00         5,000,000               5,147,250
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
  10-01-37                           4.75         1,000,000                 996,800
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
  11-15-34                           5.00         1,000,000                 965,830

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2004G
  07-01-23                           5.25%       $2,000,000              $2,037,420
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 1997B (MBIA)
  08-01-27                           5.13         3,000,000               3,036,299
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
  04-01-39                           5.25         1,000,000                 978,990
California Health Facilities Financing Authority
 Revenue Bonds
 Sutter Health
 Series 2008A
  08-15-30                           5.00         2,500,000               2,489,850
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
  05-01-22                           5.00         1,400,000               1,468,026
California State Public Works Board
 Refunding Revenue Bonds
 Various University of California Projects
 Series 1993A
  06-01-14                           5.50         7,275,000               7,919,856
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
  03-01-45                           5.25         2,500,000               2,440,125
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
  08-15-28                           5.50         2,000,000               2,038,880

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
  08-01-18                           4.65%       $1,000,000(b)             $627,460
City & County of San Francisco
 Unlimited General Obligation Bonds
 Neighborhood Recreation & Park
 Series 2004A (MBIA)
  06-15-23                           5.00         4,795,000               4,985,266
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
  06-01-37                           5.00         2,750,000               2,812,013
Fairfield-Suisun Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2004 (MBIA)
  08-01-28                           5.50         3,000,000               3,192,930
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-47                           5.13         1,000,000                 779,550
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
  06-01-39                           6.75           750,000                 860,903
  06-01-40                           6.63           900,000               1,027,962
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
  06-01-33                           6.25           865,000                 951,033
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2005 (AMBAC)
  06-01-45                           5.00         1,950,000               1,872,312
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
  12-01-28                           5.00         5,000,000               5,008,249

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  13

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
State of California
Prerefunded Unlimited General Obligation Bonds
Series 2002
  04-01-32                           5.25%       $4,910,000              $5,333,291
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30         1,743,000               1,946,199
State of California
 Unlimited General Obligation Bonds
 Series 2003
  02-01-29                           5.25         2,500,000               2,564,250
  02-01-32                           5.00         2,000,000               2,003,480
State of California
 Unlimited General Obligation Bonds
 Series 2003 (MBIA)
  02-01-27                           5.25         5,000,000               5,132,750
State of California
 Unlimited General Obligation Bonds
 Series 2006
  09-01-32                           5.00         1,300,000               1,303,393
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
  11-01-23                           5.13         2,500,000               2,586,450
  11-01-29                           5.25         1,000,000               1,029,380
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
  06-01-28                           5.00         1,750,000               1,767,500
  06-01-35                           4.75         7,500,000               7,234,575
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006
  09-01-30                           5.00         4,000,000               4,023,880
  09-01-31                           5.00         1,500,000               1,505,925

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
  06-01-32                           5.00%       $1,300,000              $1,303,731
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30             2,000                   2,068
Sweetwater Union High School District
 Certificate of Participation
 Series 2002 (FSA)
  09-01-21                           5.00         3,255,000               3,398,513
Tobacco Securitization Authority of Southern California
 Revenue Bonds
 Series 2006-A1
  06-01-37                           5.00         2,000,000               1,610,660
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
  05-01-32                           4.75         3,405,000               3,333,393
West Covina Redevelopment Agency
 Refunding Special Tax Bonds
 Fashion Plaza
 Series 1996
  09-01-17                           6.00         5,000,000               5,607,999
                                                                    ---------------
Total                                                                   106,010,099
-----------------------------------------------------------------------------------

COLORADO (1.8%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-22                           4.95         1,000,000                 866,180
  12-01-26                           5.00           500,000                 413,380
Broomfield
 Certificate of Participation
 Open Space Park & Recreation Facilities
 Series 2000 (AMBAC)
  12-01-20                           5.50         1,000,000               1,048,510

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
COLORADO (CONT.)
City of Aurora
Refunding Revenue Bonds
1st Lien
Series 2008A
  08-01-33                           5.00%       $2,000,000              $2,059,360
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
  06-01-23                           5.25           500,000                 504,875
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
  12-15-31                           7.25         1,935,000               2,188,350
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
  12-15-27                           5.50           735,000                 637,488
  12-15-37                           5.50           820,000                 682,248
University of Colorado
 Prerefunded Certificate of Participation
 Master Lease Purchase Agreement
 Series 2003A (AMBAC)
  06-01-23                           5.00         3,700,000               4,015,980
                                                                    ---------------
Total                                                                    12,416,371
-----------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.2%)
District of Columbia Water & Sewer Authority
 Refunding Revenue Bonds
 Sub Lien
 Series 2008A (Assured Guaranty)
  10-01-29                           5.00         1,515,000               1,563,056
-----------------------------------------------------------------------------------

FLORIDA (2.2%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
  04-01-34                           5.00           750,000                 708,413
Broward County School Board
 Certificate of Participation
 Series 2003 (MBIA)
  07-01-24                           5.00         3,000,000               3,051,030

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
FLORIDA (CONT.)
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
  11-15-32                           5.50%       $2,000,000              $2,200,480
Florida Municipal Loan Council
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000A (MBIA)
  04-01-20                           6.02         4,360,000(b)            2,510,052
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Hospital - Adventist Health Systems
 Series 2002B
  11-15-23                           5.25         1,000,000               1,086,910
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital - Adventist Health Systems
 Series 2006G
  11-15-32                           5.13         3,000,000               2,912,430
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital - Adventist Health Systems
 Series 2006C
  11-15-36                           5.25         2,000,000               1,965,140
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
  01-01-14                           5.00           500,000                 483,200
                                                                    ---------------
Total                                                                    14,917,655
-----------------------------------------------------------------------------------

GEORGIA (2.7%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                           4.40         3,500,000               3,500,280
Cherokee County Water & Sewer Authority
 Unrefunded Revenue Bonds
 Series 1995 (MBIA)
  08-01-25                           5.20         2,665,000               2,796,944

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  15

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
GEORGIA (CONT.)
City of Atlanta
Revenue Bonds
Series 2001A (MBIA)
  11-01-39                           5.00%       $2,675,000              $2,685,566
County of Fulton
 Revenue Bonds
 Series 1992 Escrowed to Maturity (FGIC)
  01-01-14                           6.38         3,125,000               3,472,625
County of Fulton
 Unrefunded Revenue Bonds
 Series 1992 (FGIC)
  01-01-14                           6.38           125,000                 131,623
Main Street Natural Gas Incorporated
 Revenue Bonds
 Series 2008A
  07-15-28                           6.25         6,000,000               6,082,080
                                                                    ---------------
Total                                                                    18,669,118
-----------------------------------------------------------------------------------

ILLINOIS (7.6%)
Cook & Will Counties Township High School District #206
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
  12-01-10                           6.55         2,605,000(b)            2,438,124
Cook County Community Consolidated School District #21 - Wheeling
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000 Escrowed to Maturity (FSA)
  12-01-19                           6.03         3,140,000(b)            1,920,738
Cook County School District #170
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
  12-01-09                           6.50         2,155,000(b)            2,078,799
  12-01-10                           6.55         2,155,000(b)            2,018,438

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
ILLINOIS (CONT.)
County of Jefferson
 Unlimited General Obligation Bonds
 Jail & Administration Office Center Project
 Series 2003A (FGIC)
  01-15-24                           5.25%       $2,420,000              $2,503,538
Illinois Educational Facilities Authority
 Refunding Revenue Bonds
 Augustana College
 Series 2003A
  10-01-22                           5.63         2,500,000               2,545,425
Illinois Educational Facilities Authority
 Revenue Bonds
 University of Chicago
 Series 2003A
  07-01-25                           5.25         6,770,000               7,029,426
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
  11-15-12                           5.50           500,000                 497,065
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
  04-15-20                           7.75        13,745,000(b)            8,121,783
Illinois Municipal Electric Agency
 Refunding Revenue Bonds
 Series 2007C (FGIC)
  02-01-12                           5.00         2,000,000               2,092,200
Lake County Community High School District #127 - Grayslake
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002B (FGIC)
  02-01-16                           5.32         4,000,000(b)            2,865,880
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A Escrowed to Maturity (FGIC)
  06-15-21                           6.54         1,870,000(b)            1,038,635

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
ILLINOIS (CONT.)
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (MBIA)
  06-15-42                           5.25%       $4,000,000              $4,088,280
Metropolitan Pier & Exposition Authority
 Unrefunded Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A (FGIC)
  06-15-10                           6.65           240,000(b)              227,153
Southern Illinois University
 Revenue Bonds
 Capital Appreciation
 Housing & Auxiliary
 Zero Coupon
 Series 1999A (MBIA)
  04-01-26                           5.55         4,000,000(b)            1,629,160
St. Clair County Public Building Commission
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1997B (FGIC)
  12-01-14                           5.95         2,000,000(b)            1,505,380
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2001 (FSA)
  05-01-26                           5.25        10,000,000              10,343,700
                                                                    ---------------
Total                                                                    52,943,724
-----------------------------------------------------------------------------------

INDIANA (0.9%)
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
  02-15-36                           5.00           625,000                 589,231
Indiana Health Facility Financing Authority
 Revenue Bonds
 Ascension Health Sub Credit
 Series 2005A
  11-01-10                           5.00         2,500,000               2,609,825

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
INDIANA (CONT.)
Indiana Transportation Finance Authority
 Prerefunded Revenue Bonds
 Series 1990A
  06-01-15                           7.25%       $2,210,000              $2,409,430
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
  09-01-37                           5.70         1,050,000                 927,875
                                                                    ---------------
Total                                                                     6,536,361
-----------------------------------------------------------------------------------

IOWA (0.3%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
  06-01-39                           5.13         2,425,000               2,197,171
-----------------------------------------------------------------------------------

KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                           5.00           705,000                 706,840
  09-01-25                           5.00         1,825,000               1,818,594
                                                                    ---------------
Total                                                                     2,525,434
-----------------------------------------------------------------------------------

LOUISIANA (4.9%)
City of New Orleans
 Limited General Obligation Refunding Certificates of Indebtedness
 Series 1998B (FSA)
  12-01-10                           5.10           385,000                 397,593
City of New Orleans
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 1991 (AMBAC)
  09-01-12                           6.63         6,250,000(b)            5,313,688
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                           5.00         1,500,000               1,553,910

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  17

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
LOUISIANA (CONT.)
New Orleans Home Mortgage Authority
Special Obligation Refunding Bonds
Series 1992 Escrowed to Maturity
  01-15-11                           6.25%       $8,690,000              $9,364,518
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
  06-01-37                           5.13         2,150,000               2,019,001
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
  05-01-19                           5.25         1,000,000               1,060,790
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
  05-15-30                           5.50         7,400,000               7,037,992
  05-15-39                           5.88         7,540,000               7,066,790
                                                                    ---------------
Total                                                                    33,814,282
-----------------------------------------------------------------------------------

MARYLAND (1.6%)
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
  09-01-26                           5.00        10,200,000              10,288,434
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
  01-01-33                           5.75           875,000                 853,598
                                                                    ---------------
Total                                                                    11,142,032
-----------------------------------------------------------------------------------

MASSACHUSETTS (4.4%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
  08-01-22                           5.25         2,500,000               2,792,225
  08-01-28                           5.25         2,000,000               2,219,940
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
  01-01-27                           5.50         1,500,000               1,641,705
  01-01-28                           5.50         1,500,000               1,644,360

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts Bay Transportation Authority
 Prerefunded Revenue Bonds
 Series 2005A
  07-01-26                           5.00%       $1,450,000              $1,603,613
Massachusetts Bay Transportation Authority
 Revenue Bonds
 General Transportation System
 Series 1998C (FGIC)
  03-01-13                           5.50         2,000,000               2,205,200
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
  07-01-31                           5.00         2,000,000               2,148,600
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
  05-15-59                           6.00           675,000                 732,166
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
  07-15-37                           5.13         2,500,000               2,555,275
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
  08-15-28                           5.25         1,000,000               1,022,640
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
  07-15-37                           5.00         2,200,000               1,856,338
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
  07-01-18                           5.00           500,000                 530,910
  07-01-47                           5.00         1,500,000               1,508,970
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
  08-15-32                           4.75         1,240,000               1,239,913

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts State Water Pollution Abatement
Prerefunded Revenue Bonds
Pool Program
Series 2004-10
  08-01-34                           5.00%       $3,430,000              $3,767,581
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00           570,000                 582,705
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
  08-01-22                           5.00         2,000,000               2,119,040
                                                                    ---------------
Total                                                                    30,171,181
-----------------------------------------------------------------------------------

MICHIGAN (4.6%)
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00         2,065,000               2,282,403
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
  07-01-21                           5.00         1,350,000               1,391,472
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00         2,435,000               2,443,547
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
  05-01-37                           4.70           500,000                 494,210
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
  10-01-19                           5.25         2,000,000               2,113,720

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MICHIGAN (CONT.)
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2002
  10-01-22                           5.00%       $2,350,000              $2,448,277
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
  05-01-13                           5.00         1,450,000               1,562,897
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
  06-01-19                           5.00         1,500,000               1,579,770
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
  11-15-26                           5.00         1,090,000               1,086,076
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
  11-01-18                           5.50         4,070,000               4,200,444
New Haven Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2002
 (Qualified School Board Loan Fund)
  05-01-22                           5.25         5,500,000               6,010,180
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
  05-01-36                           5.00         2,500,000               2,561,350
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
  07-01-21                           7.13         1,615,000               1,757,928

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  19

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MICHIGAN (CONT.)
Troy City School District
Unlimited General Obligation Bonds
School Building & Site
Series 2006 (MBIA)
(Qualified School Board Loan Fund)
  05-01-24                           5.00%       $1,600,000              $1,668,992
                                                                    ---------------
Total                                                                    31,601,266
-----------------------------------------------------------------------------------

MINNESOTA (2.7%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00         3,075,000               3,066,759
Duluth Independent School District #709
 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
  02-01-26                           4.75         1,000,000(h)            1,009,930
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
  02-01-15                           5.00         1,000,000               1,083,710
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
  04-01-27                           5.45         3,849,184               3,974,975
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
  10-01-30                           5.00         3,500,000               3,521,105
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
  10-01-24                           5.00         2,000,000               2,038,740

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MINNESOTA (CONT.)
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-21                           5.25%       $1,070,000              $1,058,091
  05-15-22                           5.25         1,185,000               1,164,286
  05-15-26                           5.25         1,000,000                 962,840
  05-15-36                           5.25           750,000                 680,760
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
  12-01-34                           5.00           250,000                 232,010
                                                                    ---------------
Total                                                                    18,793,206
-----------------------------------------------------------------------------------

MISSISSIPPI (0.5%)
Mississippi Home Corporation
 Revenue Bonds
 Series 2007E-1 (GNMA/FNMA/FHLMC)
  12-01-37                           5.85         3,250,000               3,431,903
-----------------------------------------------------------------------------------

MISSOURI (0.9%)
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
  01-01-20                           5.00         2,000,000               2,068,780
Missouri State Health & Educational Facilities Authority
 Prerefunded Revenue Bonds
 Park College
 Series 1999
  06-01-19                           5.88         4,000,000               4,188,240
                                                                    ---------------
Total                                                                     6,257,020
-----------------------------------------------------------------------------------

NEVADA (0.5%)
Truckee Meadows Water Authority
 Refunding Revenue Bonds
 Series 2006 (FSA)
  07-01-32                           4.75         3,775,000               3,769,489
-----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

NEW JERSEY (1.7%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
  06-15-18                           5.63%       $4,950,000              $4,936,733
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AHS Hospital Corporation
 Series 2008A
  07-01-27                           5.00         1,410,000               1,406,503
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
  07-01-22                           5.00           825,000                 834,578
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
  07-01-18                           5.00         1,925,000               1,984,290
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
  06-01-37                           6.00         2,175,000               2,411,336
                                                                    ---------------
Total                                                                    11,573,440
-----------------------------------------------------------------------------------

NEW YORK (10.2%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38           905,000                 999,247
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
  11-01-22                           5.00         2,600,000               2,725,450
City of New York
 Unlimited General Obligation Bonds
 Series 2004H
  08-01-20                           5.00         3,660,000               3,806,179
City of New York
 Unlimited General Obligation Bonds
 Sub Series 2006J-1
  06-01-25                           5.00         1,500,000               1,545,870

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38%         $680,000                $703,392
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-19                           5.50         2,000,000               2,161,140
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                           5.00         1,000,000               1,067,280
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
  11-15-22                           5.00         2,500,000               2,590,649
New York City Health & Hospital Corporation
 Revenue Bonds
 Health System
 Series 2002A (FSA)
  02-15-18                           5.50         2,150,000               2,290,503
  02-15-19                           5.50         1,250,000               1,331,688
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                           5.00         1,000,000               1,025,930
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
  10-01-35                           5.25         6,000,000               6,249,240
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
  07-01-29                           5.00         1,250,000               1,303,725
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General Resolution
 Series 1993A
  07-01-18                           5.75         5,500,000               6,233,645

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  21

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
New York State Dormitory Authority
Revenue Bonds
Education
Series 2006C
  12-15-31                           5.00%       $1,000,000              $1,032,960
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
  03-15-31                           5.00         3,000,000               3,096,360
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
  03-15-37                           5.00         1,000,000               1,028,590
New York State Dormitory Authority
 Revenue Bonds
 Series 2003B (XLCA)
  07-01-32                           5.25         6,350,000               6,744,843
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
  07-01-23                           5.00         6,000,000               6,252,119
  07-01-24                           5.00         2,500,000               2,589,624
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
  07-01-35                           5.00         1,250,000               1,277,463
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
  03-15-15                           4.10         2,400,000               2,416,896
New York State Thruway Authority
 Refunding Revenue Bonds
 Series 2002C (AMBAC)
  04-01-14                           5.50         5,000,000               5,355,800

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
New York State Thruway Authority
 Revenue Bonds
 2nd General Resolution
 Series 2003B (FSA)
  04-01-21                           4.75%       $1,500,000              $1,539,645
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25           500,000(d)              503,065
  12-01-23                           5.00           750,000(d)              664,590
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-19                           5.50         2,250,000               2,380,748
Triborough Bridge & Tunnel Authority
 Revenue Bonds
 Series 2008
  11-15-15                           5.00         1,200,000               1,319,556
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
  06-01-26                           5.00           350,000                 321,794
                                                                    ---------------
Total                                                                    70,557,991
-----------------------------------------------------------------------------------

NORTH CAROLINA (2.2%)
City of Charlotte
 Certificate of Participation
 Governmental Facilities Projects
 Series 2003G
  06-01-28                           5.00         1,750,000               1,773,170
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Meredith College
 Series 2008
  06-01-31                           6.00           300,000                 307,020
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
  01-01-10                           5.50         2,375,000               2,452,781
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003F
  01-01-14                           5.50         5,000,000               5,323,050

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NORTH CAROLINA (CONT.)
North Carolina Municipal Power Agency #1 Catawba
Revenue Bonds
Series 2003A
  01-01-11                           5.50%       $5,125,000              $5,406,055
                                                                    ---------------
Total                                                                    15,262,076
-----------------------------------------------------------------------------------

NORTH DAKOTA (0.4%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-15                           5.25           625,000                 643,969
  07-01-25                           5.13         2,250,000               2,157,187
                                                                    ---------------
Total                                                                     2,801,156
-----------------------------------------------------------------------------------

OHIO (1.1%)
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
  06-01-24                           5.25         1,500,000               1,557,000
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-21                           5.25           500,000                 498,590
  05-15-26                           5.25         1,750,000               1,704,325
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
  09-01-23                           4.75         2,435,000               2,469,139
Northeast Regional Sewer District
 Improvement Revenue Bonds
 Series 2007 (MBIA)
  11-15-25                           4.75           250,000                 256,230
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Series 2003
  06-01-15                           5.25           500,000                 559,030
Township of Anderson
 Limited General Obligation Bonds
 Series 2007
  12-01-18                           5.00           680,000                 745,688
                                                                    ---------------
Total                                                                     7,790,002
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

OREGON (0.9%)
City of Keizer
 Special Assessment
 Series 2008
  06-01-31                           5.20%       $3,500,000              $3,508,120
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2003A
  07-01-24                           4.80         2,670,000               2,671,842
                                                                    ---------------
Total                                                                     6,179,962
-----------------------------------------------------------------------------------

PENNSYLVANIA (0.8%)
Allegheny County Hospital Development Authority
 Refunding Revenue Bonds
 Capital Appreciation
 Magee-Women's Hospital Project
 Zero Coupon
 Series 1992 (FGIC)
  10-01-17                           5.81         5,115,000(b)            3,272,935
Montgomery County Industrial Development Authority
 Refunding Revenue Bonds
 ACTS Retirement Communities
 Series 2006B
  11-15-22                           5.00         2,500,000               2,442,125
                                                                    ---------------
Total                                                                     5,715,060
-----------------------------------------------------------------------------------

PUERTO RICO (6.0%)(c)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation
 Public Improvement Bonds
 Series 2004A
  07-01-34                           5.00         1,255,000               1,383,374
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
  07-01-21                           5.25         1,000,000               1,003,270
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-23                           5.25           500,000                 501,610
  07-01-24                           5.25         2,625,000               2,630,013
  07-01-26                           5.25         2,000,000               1,997,580

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  23

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
PUERTO RICO (CONT.)
Commonwealth of Puerto Rico
Unlimited General Obligation Refunding Bonds
Series 2004A
  07-01-30                           5.00%       $1,000,000              $1,002,520
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation
 Public Improvement Bonds
 Series 2004A
  07-01-34                           5.00           745,000                 732,179
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                           5.00         2,500,000               2,451,850
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
  07-01-36                           5.50         2,500,000               2,874,075
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00           985,000               1,075,807
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25         5,500,000               5,772,965
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25         2,500,000               2,630,100
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25         2,300,000               2,543,731
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
  07-01-19                           5.00         2,000,000               1,992,340
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00           515,000                 492,289

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
PUERTO RICO (CONT.)
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50%       $1,100,000              $1,168,541
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
  07-01-33                           5.25            20,000                  21,892
Puerto Rico Public Buildings Authority
 Unrefunded Revenue Bonds
 Government Facilities
 Series 2004I
  07-01-33                           5.25         1,480,000               1,467,701
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75        10,000,000              10,123,200
                                                                    ---------------
Total                                                                    41,865,037
-----------------------------------------------------------------------------------

RHODE ISLAND (0.7%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
  10-01-26                           4.65         2,000,000               1,951,660
  04-01-33                           4.85         2,985,000               2,884,435
                                                                    ---------------
Total                                                                     4,836,095
-----------------------------------------------------------------------------------

SOUTH CAROLINA (1.1%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
  12-01-30                           5.25         2,500,000               2,543,400
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
  05-01-24                           5.50         2,100,000               2,321,193
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Series 1991 (FGIC)
  01-01-21                           6.25         1,000,000               1,144,930

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
SOUTH CAROLINA (CONT.)
South Carolina Educational Facilities Authority
Revenue Bonds
Wofford College Project
Series 2008
  04-01-38                           4.75%       $1,000,000(h)             $959,900
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                           6.00           970,000                 966,974
                                                                    ---------------
Total                                                                     7,936,397
-----------------------------------------------------------------------------------

TENNESSEE (2.3%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006 (XLCA)
  12-15-12                           5.00         2,185,000               2,185,219
  12-15-17                           5.00         3,000,000               2,894,460
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                           5.25         6,500,000               6,502,990
  09-01-24                           5.25         2,040,000               2,011,338
  09-01-26                           5.25         2,375,000               2,325,671
                                                                    ---------------
Total                                                                    15,919,678
-----------------------------------------------------------------------------------

TEXAS (7.9%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
  02-15-19                           5.00         1,525,000               1,597,102
City of Austin
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992 (AMBAC)
  11-15-10                           6.51         5,055,000(b)            4,715,304
City of San Antonio
 Revenue Bonds
 Series 2003 (MBIA)
  02-01-20                           5.00         1,980,000               2,048,963

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
TEXAS (CONT.)
Clint Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003A
 (Permanent School Fund Guarantee)
  08-15-29                           5.13%       $6,425,000              $7,037,945
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
  08-15-27                           5.00         3,795,000               3,939,400
Duncanville Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Capital Appreciation
 Series 2001
 (Permanent School Fund Guarantee)
  02-15-28                           5.65         6,965,000               7,742,990
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
  08-15-34                           4.75         1,400,000               1,393,672
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
  02-15-27                           5.00         1,000,000               1,042,110
Galena Park Independent School District
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002
 (Permanent School Fund Guarantee)
  08-15-28                           5.09         5,270,000(b)            1,886,028
North Texas Tollway Authority
 Refunding Revenue Bonds
 1st Tier
 Series 2008A
  01-01-33                           5.63         1,500,000               1,536,195
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
  08-01-15                           5.25         1,000,000               1,013,690

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  25

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
TEXAS (CONT.)
State of Texas
Unlimited General Obligation Bonds
Transportation Community-Mobility Fund
Series 2007
  04-01-34                           4.75%         $500,000                $501,045
Tarrant County Cultural
 Education Facilities Finance Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
  02-15-26                           5.00         2,000,000               2,002,640
Tarrant County Cultural
 Education Facilities Finance Corporation
 Revenue Bonds
 C C Young Memorial Home Project
 Series 2007
  02-15-10                           4.90           400,000                 393,960
Texas A&M University
 Revenue Bonds
 Series 2008
  05-15-33                           4.75         7,460,000               7,483,350
Tomball Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008
 (Permanent School Fund Guarantee)
  02-15-33                           4.75         7,360,000               7,338,288
Wilson County Memorial Hospital District
 Limited General Obligation Bonds
 Series 2003 (MBIA)
  02-15-28                           5.13         3,000,000               2,817,330
                                                                    ---------------
Total                                                                    54,490,012
-----------------------------------------------------------------------------------

VIRGINIA (2.2%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
  01-15-28                           5.13         3,000,000               3,039,840
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
  06-15-16                           5.00         1,000,000               1,050,620

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
VIRGINIA (CONT.)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
  06-01-26                           5.50%       $1,300,000              $1,440,387
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
  06-01-37                           5.63         2,000,000               2,239,920
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007B-1
  06-01-47                           5.00         5,510,000               4,206,774
Virginia Public School Authority
 Revenue Bonds
 School Financing
 Series 2001A
  08-01-16                           5.00         3,300,000               3,511,596
                                                                    ---------------
Total                                                                    15,489,137
-----------------------------------------------------------------------------------

WASHINGTON (2.7%)
City of Seattle
 Improvement Refunding Revenue Bonds
 Series 2001 (FSA)
  03-01-26                           5.13         3,415,000               3,513,079
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
  12-01-27                           5.00         4,000,000               4,111,560
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
  06-01-26                           6.50           245,000                 248,646
Washington Public Power Supply System
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1989B (MBIA)
  07-01-13                           6.61        10,360,000(b)            8,619,105

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 26 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
WASHINGTON (CONT.)
Yakima County
Limited General Obligation Bonds
Series 2002 (AMBAC)
  12-01-21                           5.00%       $2,425,000              $2,529,203
                                                                    ---------------
Total                                                                    19,021,593
-----------------------------------------------------------------------------------

WISCONSIN (1.9%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-27                           6.13         1,030,000               1,023,027
  06-01-32                           6.38         1,000,000               1,005,420
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
  08-15-25                           5.13         4,310,000               4,017,739
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Ministry Health
 Series 2004 (FSA)
  08-01-31                           5.00         1,000,000                 998,570
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Riverview Hospital Association
 Series 2008
  04-01-38                           5.75         6,000,000               5,982,480
                                                                    ---------------
Total                                                                    13,027,236
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $654,880,808)                                                   $665,175,454
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (3.8%)(j)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE         AMOUNT                   VALUE(A)

ARIZONA (1.1%)
Austin Trust Various States
 Revenue Bonds
 Series 2008
  01-01-33                           5.00%      $7,200,000(d)           $7,460,568
----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE         AMOUNT                   VALUE(A)

PUERTO RICO (2.7%)(c)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
  07-01-17                           5.50%      $7,500,000              $8,176,650
Puerto Rico Municipal Finance Agency
 Unlimited General Obligation Bonds
 Series 2000R (FSA)
  08-01-13                           5.75       10,000,000              10,526,300
                                                                   ---------------
Total                                                                   18,702,950
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $25,246,574)                                                    $26,163,518
----------------------------------------------------------------------------------

MUNICIPAL NOTES (1.2%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                   VALUE(A)

PUERTO RICO (0.6%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 V.R.D.N. Series 2002 MBIA
  07-01-17                           6.96%        $3,665,000(c)      $     3,665,000
------------------------------------------------------------------------------------

WISCONSIN (0.1%)
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 ProHealth Care Incorporated
 V.R.D.N. Series 2001B
 (JP Morgan Chase Bank) AMBAC
  08-15-30                           4.50          1,000,000               1,000,000
------------------------------------------------------------------------------------

WYOMING (0.5%)
Uinta County
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N Series 1993
  08-15-20                           1.50          3,600,000               3,600,000
------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $8,265,000)                                                        $8,265,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $688,392,382)(k)                                                 $699,603,972
====================================================================================

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  27

INVESTMENTS IN DERIVATIVES
INTEREST RATE SWAP CONTRACTS OUTSTANDING AT MAY 31, 2008

                                                                     FUND                                 NOTIONAL
                                       FLOATING                   PAY/RECEIVE    FIXED    EXPIRATION     PRINCIPAL     UNREALIZED
COUNTERPARTY                          RATE INDEX                 FLOATING RATE   RATE        DATE          AMOUNT     APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers         2-year Municipal Market Data Index AAA        Pay        3.00%   June 12, 2008   $8,630,000     $171,435
Special Financing       Municipal Yields as determined on June
                        12, 2008
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers         2-year Municipal Market Data Index AAA        Pay        2.95    June 13, 2008    8,630,000      158,921
Special Financing       Municipal Yields as determined on June
                        13, 2008
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                   $330,356
----------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 9.3% of net assets at May 31, 2008.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the value of these securities amounted to $8,628,223 or 1.2% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

--------------------------------------------------------------------------------

 28 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

(f)  The following abbreviations may be used in the portfolio descriptions:

A.M.T. -- Alternative Minimum Tax
B.A.N. -- Bond Anticipation Note
C.P.   -- Commercial Paper
R.A.N. -- Revenue Anticipation Note
T.A.N. -- Tax Anticipation Note
T.R.A.N. -- Tax & Revenue Anticipation Note
V.R.   -- Variable Rate
V.R.D.B. -- Variable Rate Demand Bond
V.R.D.N. -- Variable Rate Demand Note

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(h) At May 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,978,791. See Note 1 to the financial statements.

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(j)  Municipal Bonds Held in Trust - See Note 1 to the financial statements.

(k) At May 31, 2008, the cost of securities for federal income tax purposes was approximately $674,242,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $23,438,000
Unrealized depreciation                                            (12,226,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $11,212,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  29

FAIR VALUE MEASUREMENTS

Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2008:

                                              FAIR VALUE AT MAY 31, 2008
                         --------------------------------------------------------------------
                             LEVEL 1            LEVEL 2
                          QUOTED PRICES          OTHER           LEVEL 3
                            IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                           MARKETS FOR         OBSERVABLE      UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS        INPUTS           INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Investments in
  securities                       $--         $699,603,972           $--        $699,603,972
Other financial
  instruments*                                      330,356            --             330,356
---------------------------------------------------------------------------------------------
Total                              $--         $699,934,328           $--        $699,934,328
---------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 30 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   (identified cost $688,392,382)                               $699,603,972
Cash                                                                  54,074
Capital shares receivable                                            381,352
Accrued interest receivable                                        9,876,245
Receivable for investment securities sold                            237,253
Unrealized appreciation on swap contracts                            330,356
----------------------------------------------------------------------------
Total assets                                                     710,483,252
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    147,850
Capital shares payable                                               162,015
Payable for investment securities purchased                        1,977,340
Short-term floating rate notes outstanding                        14,150,000
Accrued investment management services fees                            7,744
Accrued distribution fees                                            147,887
Accrued transfer agency fees                                             751
Accrued administrative services fees                                   1,296
Other accrued expenses                                                76,763
Collateral and deposits payable                                      376,000
----------------------------------------------------------------------------
Total liabilities                                                 17,047,646
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock               693,435,606
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $  1,852,130
Additional paid-in capital                                       680,461,592
Undistributed net investment income                                  928,249
Accumulated net realized gain (loss)                              (1,348,311)
Unrealized appreciation (depreciation) on investments             11,541,946
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $693,435,606
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                            $662,826,892
                                            Class B                            $ 25,280,112
                                            Class C                            $  5,328,602
Net asset value per share of outstanding    Class A
   capital stock:                           shares(1)           177,037,759    $       3.74
                                            Class B shares        6,752,500    $       3.74
                                            Class C shares        1,422,757    $       3.75
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $3.93. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%. The accompanying Notes to Financial Statements are an integral part of this statement.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  31

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $17,164,650
---------------------------------------------------------------------------
Expenses:
Investment management services fees                               1,429,614
Distribution fees
   Class A                                                          833,480
   Class B                                                          129,682
   Class C                                                           23,260
Transfer agency fees
   Class A                                                          171,935
   Class B                                                            7,284
   Class C                                                            1,279
Administrative services fees                                        239,084
Interest and fee expense                                            340,723
Compensation of board members                                         6,710
Custodian fees                                                       27,300
Printing and postage                                                 31,500
Registration fees                                                    26,670
Professional fees                                                    16,051
Other                                                                13,151
---------------------------------------------------------------------------
Total expenses                                                    3,297,723
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (89,029)
   Earnings and bank fee credits on cash balances                   (14,597)
---------------------------------------------------------------------------
Total net expenses                                                3,194,097
---------------------------------------------------------------------------
Investment income (loss) -- net                                  13,970,553
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $   133,732
   Futures contracts                                             (2,307,267)
   Swap transactions                                              1,819,955
---------------------------------------------------------------------------
Net realized gain (loss) on investments                            (353,580)
Net change in unrealized appreciation (depreciation) on
   investments                                                   (8,140,357)
---------------------------------------------------------------------------
Net gain (loss) on investments                                   (8,493,937)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ 5,476,616
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 32 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                         MAY 31, 2008      NOV. 30, 2007
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $ 13,970,553      $  29,750,554
Net realized gain (loss) on investments                      (353,580)         1,407,076
Net change in unrealized appreciation (depreciation)
   on investments                                          (8,140,357)       (23,885,144)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               5,476,616          7,272,486
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (13,419,813)       (28,387,819)
      Class B                                                (424,790)        (1,099,457)
      Class C                                                 (75,925)          (167,320)
      Class Y                                                      --                (68)
----------------------------------------------------------------------------------------
Total distributions                                       (13,920,528)       (29,654,664)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                          42,341,983         60,359,522
   Class B shares                                           1,918,185          1,591,449
   Class C shares                                           1,418,255            509,271
Reinvestment of distributions at net asset value
   Class A shares                                           9,726,760         20,388,658
   Class B shares                                             359,419            887,673
   Class C shares                                              69,014            154,936
Payments for redemptions
   Class A shares                                         (63,675,626)      (165,181,386)
   Class B shares                                          (3,145,892)       (17,752,690)
   Class C shares                                            (871,002)        (2,305,250)
   Class Y shares                                                 N/A             (3,227)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (11,858,904)      (101,351,044)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (20,302,816)      (123,733,222)
Net assets at beginning of period                         713,738,422        837,471,644
----------------------------------------------------------------------------------------
Net assets at end of period                              $693,435,606      $ 713,738,422
========================================================================================
Undistributed net investment income                      $    928,249      $     878,224
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MAY 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Tax-Exempt Bond Fund, Inc. (the Fund) is a series of RiverSource Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

At June 9, 2007, all Class Y shares were liquidated.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources.

--------------------------------------------------------------------------------

 34 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2008, the Fund has outstanding when-issued securities of $1,978,791.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At May 31, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT 35 options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At May 31, 2008, the Fund had no outstanding futures contracts.

INTEREST RATE SWAP TRANSACTIONS

The Fund may enter into interest rate swap agreements to produce incremental earnings or to gain exposure to or protect itself from market changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting; whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ interest rate swaps to synthetically add or subtract principal exposure to the municipal market.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Funds will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered.

INVERSE FLOATER PROGRAM TRANSACTIONS

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes

--------------------------------------------------------------------------------

 36 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the "Statement of Assets and Liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at May 31, 2008, are presented in the Portfolio of Investments. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At May 31, 2008, the market value of municipal bonds held in trust and short-term floating rate notes outstanding were as follows:

MARKET VALUE    SHORT-TERM      WEIGHTED AVERAGE
OF MUNICIPAL   FLOATING RATE    OF INTEREST RATES
 BONDS HELD        NOTES         FOR SHORT-TERM
  IN TRUST      OUTSTANDING    FLOATING RATE NOTES
--------------------------------------------------
$26,163,518     $14,150,000         6.69%

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT 37 accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of May 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------

 38 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% annually as the Fund's assets increase. The management fee for the six months ended May 31, 2008 was 0.41% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended May 31, 2008 was 0.07% of the Fund's average daily net assets.

OTHER FEES

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2008, other expenses paid to this company were $1,533.

COMPENSATION OF BOARD MEMBERS

Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  39

TRANSFER AGENCY FEES

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

DISTRIBUTION FEES

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

SALES CHARGES

Sales charges received by the Distributor for distributing Fund shares were $152,518 for Class A, $6,964 for Class B and $252 for Class C for the six months ended May 31, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES

For the six months ended May 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) were as follows:

Class A.....................................................    0.79%
Class B.....................................................    1.54
Class C.....................................................    1.54

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A.....................................................    $72,359
Class B.....................................................      3,457
Class C.....................................................        593

The management fees waived/reimbursed at the Fund level were $12,620.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee

--------------------------------------------------------------------------------

 40 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT expenses related to the Fund's participation in certain inverse floater programs), will not exceed the following percentage of the Fund's average daily net assets:

Class A.....................................................        0.79%
Class B.....................................................        1.54
Class C.....................................................        1.54

EARNINGS AND BANK FEE CREDITS

During the six months ended May 31, 2008, the Fund's custodian and transfer agency fees were reduced by $14,597 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $102,406,932 and $146,801,151, respectively, for the six months ended May 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED MAY 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      11,264,035      2,598,269      (16,945,006)        (3,082,702)
Class B                         510,845         96,011         (838,623)          (231,767)
Class C                         381,011         18,430         (228,459)           170,982
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED NOV. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      15,755,043      5,340,630      (43,174,259)       (22,078,586)
Class B                         415,691        232,279       (4,662,693)        (4,014,723)
Class C                         133,335         40,543         (600,692)          (426,814)
Class Y                              --             --             (852)              (852)
----------------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly,

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT 41 permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended May 31, 2008.

6. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $729,269 at Nov. 30, 2007, that if not offset by capital gains will expire in 2014. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise

--------------------------------------------------------------------------------

 42 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  43

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,                 2008(J)            2007           2006           2005           2004
Net asset value, beginning of period            $3.79          $3.90          $3.84          $3.89          $4.10
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      .08(b)         .15(b)         .14            .14            .14
Net gains (losses) (both realized and
 unrealized)                                     (.05)          (.11)           .08           (.02)          (.01)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                  .03            .04            .22            .12            .13
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income             (.08)          (.15)          (.14)          (.14)          (.14)
Distributions from realized gains                  --             --           (.02)          (.03)          (.20)
-----------------------------------------------------------------------------------------------------------------
Total distributions                              (.08)          (.15)          (.16)          (.17)          (.34)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $3.74          $3.79          $3.90          $3.84          $3.89
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $663           $683           $788           $601           $674
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(d)                                 .91%(e)        .94%           .95%           .91%           .85%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest
 and fee expense)(d),(f),(g)                     .89%(e)        .91%           .91%           .90%           .85%
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)(c)         .82%(e)        .82%           .83%           .83%           .82%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest
 and fee expense)(f),(g)                         .79%(e)        .79%           .79%           .82%           .82%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    4.04%(e)       3.91%          3.70%          3.55%          3.55%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           17%            51%            32%            29%            21%
-----------------------------------------------------------------------------------------------------------------
Total return(h)                                  .68%(i)       1.04%          5.83%          3.06%          3.33%
-----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended May 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended May 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $3.79          $3.90          $3.84          $3.89          $4.10
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .06(b)         .12(b)         .11            .11            .11
Net gains (losses) (both realized and
 unrealized)                               (.05)          (.11)           .08           (.02)          (.01)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .01            .01            .19            .09            .10
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.12)          (.11)          (.11)          (.11)
Distributions from realized gains            --             --           (.02)          (.03)          (.20)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.06)          (.12)          (.13)          (.14)          (.31)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.74          $3.79          $3.90          $3.84          $3.89
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $25            $26            $43            $29            $36
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(d)                          1.67%(e)       1.69%          1.70%          1.67%          1.61%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee expense)(d),(f),(g)     1.64%(e)       1.66%          1.67%          1.66%          1.61%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(c)                              1.57%(e)       1.57%          1.58%          1.59%          1.58%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee expense)(f),(g)         1.54%(e)       1.54%          1.55%          1.58%          1.58%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.30%(e)       3.11%          2.93%          2.78%          2.80%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     17%            51%            32%            29%            21%
-----------------------------------------------------------------------------------------------------------
Total return(h)                            .31%(i)        .28%          5.03%          2.29%          2.55%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended May 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended May 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  45

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,            2008(J)         2007              2006           2005           2004
Net asset value, beginning of period       $3.79          $3.90          $3.84          $3.89          $4.10
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .06(b)         .12(b)         .11            .11            .11
Net gains (losses) (both realized and
 unrealized)                                (.04)          (.11)           .08           (.02)          (.01)
------------------------------------------------------------------------------------------------------------
Total from investment operations             .02            .01            .19            .09            .10
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.06)          (.12)          (.11)          (.11)          (.11)
Distributions from realized gains             --             --           (.02)          (.03)          (.20)
------------------------------------------------------------------------------------------------------------
Total distributions                         (.06)          (.12)          (.13)          (.14)          (.31)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $3.75          $3.79          $3.90          $3.84          $3.89
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $5             $5             $7             $4             $5
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(d)                           1.67%(e)       1.69%          1.70%          1.68%          1.61%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee expense)(d),(f),(g)      1.64%(e)       1.66%          1.67%          1.67%          1.61%
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(c)                               1.57%(e)       1.57%          1.58%          1.60%          1.58%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee expense)(f),(g)          1.54%(e)       1.54%          1.55%          1.59%          1.58%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)               3.17%(e)       3.14%          2.93%          2.78%          2.80%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      17%            51%            32%            29%            21%
------------------------------------------------------------------------------------------------------------
Total return(h)                             .58%(i)        .28%          5.03%          2.29%          2.55%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended May 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended May 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 46 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the

--------------------------------------------------------------------------------

 48 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2008 SEMIANNUAL REPORT  49

     RIVERSOURCE TAX-EXEMPT BOND FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6315 Y (7/08)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 RiverSource Tax-Exempt Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date August 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date August 1, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date August 1, 2008